Common and Preferred Stock, Additional Paid-In Capital and Dividends, Reverse Stock Split (Details)	Sep. 23, 2022
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Reverse stock split ratio	0.05